SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Year End [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.7851	6.9931	7.1636
Average [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.8624	7.1875	7.2526